SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated High Income Bond Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. was created in 1977, and for over two decades, investors who want generous income from high-yield bonds 1 have received monthly dividends for over 262 consecutive months. I am pleased to present the fund's 23rd Semi-Annual Report. On September 30, 1999, the fund's $2.3 billion in assets were invested in over 330 carefully researched high-yield issues that spanned the entire business and industrial spectrum.

This report covers the six-month period from April 1, 1999 through September 30, 1999. It begins with an interview with the fund's portfolio manager, Mark E. Durbiano, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's high-yielding corporate bond holdings, and third is the publication of the fund's financial statements.

Mark and his management team have 39 years in combined experience in the high-yield corporate bond arena. The fund has earned an overall four-star Morningstar TM Rating out of 1,585 taxable bond funds, and a five-star rating out of 374 taxable bond funds as of September 30, 1999.2 In Mark's sales management tenure, he has experienced rising bond prices as well as periods similar to the current rising interest rate environment (1990 and again in 1994). It has been a difficult time for bond investors in general, as rising interest rates have caused bond prices to decline. Due to the performance of individual holdings and the fund's weighting in certain sectors, the returns of Federated High Income Bond Fund, Inc. slightly underperformed the average high-yield bond fund over the six-month reporting period. While a decrease in share price impacted the fund's total return, the fund continued to pay a strong income stream. A fund manager's best friend in this rate environment is broad diversification by issuer and industry sector.

1 Lower rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

2 Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1999. The ratings are subject to change every month. Ratings are calculated from the fund's three-, five-, and ten-year average annual total returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90- day T-bill returns. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The fund received two and four stars for the three- and five-year periods and was rated among 1,585 and 1,153 taxable bond funds, respectively. Ratings are for Class A Shares only; other classes may vary.

Individual share class total return performance for the six-month reporting period, including income distributions, follows. 3



                TOTAL  RETURN   INCOME DISTRIBUTIONS   NET ASSET VALUE CHANGE
Class A Shares  (2.83%)         $0.49                  $11.30 to $10.50 = (7.08%)
Class B Shares  (3.20%)         $0.45                  $11.29 to $10.49 = (7.08%)
Class C Shares  (3.28%)         $0.45                  $11.30 to $10.49 = (7.08%)


Currently, high-yield bonds represent very attractive long-term value compared to high-quality bonds, as investors are being compensated with significantly higher yields for assuming the credit risk involved in owning these corporate bonds.

While a decline in share prices is of concern to both managers and shareholders, it is important to remember the nature of high-yield investing: income can be generous and principal fluctuations are volatile. In the fund's 22-year history, share prices have increased and decreased due to the stock market and, to some extent, due to interest rates. Looking back, in the past 10 years, shareholders saw the fund's share value decline approximately 11% in 1990; rise over 57% in 1991; decline about 1% in 1994; and increase approximately 18% in 1995.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. I recommend that you consider adding to your account on a regular basis. 4 Your questions, comments, or suggestions about the fund are always welcome.

Very sincerely yours,

[Graphic]

Richard B. Fisher

President

November 15, 1999

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (7.19%), (8.31%), and (4.21%), respectively.

4 Systematic investing does not ensure a profit or protect against loss in declining markets.

[Graphic]

MARK E. DURBIANO

Senior Vice President

Federated Investment Management Company

Investment Review

WHAT IS YOUR VIEW OF THE HIGH-YIELD BOND MARKET, WHICH PRODUCED A SLIGHTLY NEGATIVE RETURN FOR THE FIRST SIX MONTHS OF THE FUND'S CURRENT FISCAL YEAR?

The high-yield bond market generated unattractive total returns on both an absolute as well as a relative basis over the six-month reporting period ended September 30, 1999. Early in the reporting period, the high-yield bond market's returns, while only modestly positive, were far superior to the returns on investment-grade securities. However, August and September of 1999 witnessed very weak relative returns for high-yield securities. As a result, the returns of high-yield bonds were below those of investment-grade securities.

Early in 1999, strong economic growth led to substantial spread tightening and very strong relative performance for high-yield bonds. However, various factors have affected high-yield bonds-rising default rates, oversupply on the new issue corporate calendar coupled with lessened demand by mutual funds (perhaps driven by Year 2000 planning by both issuers and investors), and increasing credit concerns about specific issuers in the consumer durable, theater exhibition, health care, and satellite telephone sectors-led to very weak performance in the high-yield sector. For example, the yield spread between high-yield bonds and U.S. Treasuries began the period at 605 basis points, tightened to 564 basis points at the end of July 1999 and then widened to 632 basis points by September 30, 1999.

For the reporting period as a whole, the Lehman Brothers High Yield Bond Index returned (1.09%), underperforming the Lehman Brothers Aggregate Bond Index, a measure of high-quality bond performance, which returned (0.20%). 1

According to the CS First Boston High Yield Index which is an unmanaged, trader price portfolio constructed to mirror the high-yield debt market, the accompanying chart indicates why managers are buyers of high-yield issues when spreads are over 600 basis points. Actual investments cannot be made in an index.

[Graphic]

Past performance is no guarantee of future results. This chart is for illustrative purposes only and does not represent the performance of any particular fund.

     HOW DID FEDERATED HIGH INCOME BOND FUND, INC. PERFORM OVER THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 1999?

The fund's performance reflected the high-yield market's difficulties during the reporting period. The fund's Class A, B and C Shares produced total returns of (2.83%), (3.20%), and (3.28%), respectively, based on net asset value, for the six-month reporting period ended September 30, 1999. 2 The fund underperformed both the (0.90%) return of the Lipper High Current Yield Average3 during the period and the (1.09%) return of the Lehman Brothers High Yield Bond Index.

     WHAT FACTORS WERE THE MAJOR INFLUENCES ON THE FUND'S PERFORMANCE VERSUS THE MARKET?

Several factors negatively impacted the fund's performance relative to its benchmarks. The fund was underweighted in the energy sector, which generated strong returns given the substantial recovery in energy prices. The fund's holdings in the textile area underperformed on disappointing financial performance by several issuers. The fund was negatively impacted by its overweighted position in the B sector, which underperformed both the higher quality BB sector and the lower quality CCC sector. Also, specific positions in JITNEY-JUNGLE, a southern food retailer, STERLING CHEMICALS, a commodity chemical producer, GENESIS HEALTH VENTURES, a long-term care provider, REGAL CINEMAS, the largest theater exhibitor in the U.S. and PAGING NETWORK, the largest paging company in the U.S., underperformed based on disappointing operating performance. That's the bad news.

The good news is that the fund still has over 325 issues in which we have confidence, subject, of course, to our rigorous reviews.

1 The Lehman Brothers High Yield Bond Index is an unmanaged index that covers the universe of fixed-rate, publicly issued, non-investment grade debt securities. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Investments cannot be made in an index.

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (7.19%), (8.31%), and (4.21%), respectively.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not take sales charges into account.

WHAT HAS BEEN THE FUND'S EXPERIENCE WITH DEFAULTS?

The fund's default experience remains well below the overall high-yield sector. For example, the fund had no exposure to Iridium and ICO Global, two recent high-profile defaults in the satellite telephone sector.

WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF SEPTEMBER 30, 1999?



                                      PERCENTAGE OF

NAME                                  NET ASSETS
NTL, Inc.                              3.4%
Allied Waste Industries, Inc.          2.4%
NEXTEL/ NEXTEL International           2.4%
Level 3 Communications, Inc.           2.3%
Chancellor Media Corp.                 2.0%
Intermedia Communications, Inc.        1.7%
Tenet Healthcare Corp.                 1.6%
NEXTLINK Communications, Inc.          1.6%
United International Holdings, Inc.    1.6%
Sinclair Broadcast Group, Inc.         1.4%
TOTAL                                 20.4%


ARE YOU MAKING ANY MATERIAL CHANGES IN THE PORTFOLIO'S SECTOR WEIGHTINGS IN THE NEAR TERM?

From a portfolio perspective, we will continue to overweight the telecommunications sector given the powerful secular growth characteristics of the entire industry. Also, positions that have underperformed recently, but where we continue to see substantial value, are being maintained or selectively increased.

AFTER AN UNEASY FIRST HALF YEAR, WHAT DO YOU EXPECT FROM THE HIGH-YIELD BOND MARKET FOR THE REST OF THE FUND'S FISCAL YEAR, AND WHAT ARE YOUR SECTOR STRATEGIES GOING FORWARD?

We believe that high-yield bonds offer attractive relative returns given strong domestic economic growth and very attractive yield spreads. These two factors together typically indicate strong relative return potential. However, the technical environment may prove challenging over the short term, as Year 2000 concerns negatively impact the supply/demand balance in the high-yield market. Also, default rates and credit downgrades have trended higher so far in 1999. While rising default rates are a negative influence on the overall high-yield market, they do tend to be somewhat of a lagging indicator. Most companies that most likely will default in the balance of 1999 are already trading at distressed levels. In fact, the last peak in default rates (1991) also coincided with one of the best years in high-yield total return performance.

Shareholders should note that fund managers do not enjoy rising interest rates, inflation fears, or defaults on the upswing, but since the fund began in 1977, these forces have been dealt with, managed, and the income stream has continued.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

IF YOU MADE AN INITIAL INVESTMENT OF $22,000 IN THE CLASS A SHARES OF FEDERATED HIGH INCOME BOND FUND, INC. ON 11/30/77, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $179,862 ON 9/30/99. YOU WOULD HAVE EARNED A 10.10% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/99, the Class A Shares' average annual 1-year, 5-year and 10-year total returns were (1.13%), 8.27%, and 10.47%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (9/28/94) total returns were (2.47%), 8.11%, and 8.28%, respectively. Class C Shares' average annual 1-year, 5-year and since inception (5/1/93) total returns were 1.79%, 8.41%, and 7.60%, respectively. 2

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 9/30/99. The "y" axis is measured in increments of $50,000 ranging from $0 to $200,000 and indicates that the ending value of a hypothetical initial investment of $22,000 in the fund's Class A Shares, assuming all sales charges and the reinvestment of capital gains and dividends, would have grown to $179,862 on 9/30/99.

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total return stated takes into account all applicable sales charges. The maximum sales charge and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 21 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $85,228.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $22,000, but your account would have reached a total value of $85,228 1 by 9/30/99. You would have earned an average annual total return of 10.72%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 9/30/99. The "y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $85,228 on 9/30/99.

1 This chart assumes that the subsequent annual investments are made on the last day of the anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-Investing for High Monthly Income

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On September 30, 1989, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $13,536. This represents a 10.47% average annual total return. 1 For Chuck, that means extra money toward the construction of his first home.

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/30/89 to 9/30/99. The "y" axis is measured in increments of $3,000 ranging from $0 to $15,000 and indicates that the ending value of hypothetical initial investment of $5,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $13,536 on 9/30/99.

1 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

SEPTEMBER 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-93.0%
                       AEROSPACE & DEFENSE-0.4%

  $  7,425,000    1, 2 Anteon Corp., Sr. Sub.
                       Note, 12.00%, 5/15/2009          $     7,239,375
     2,200,000    1, 2 Condor Systems, Inc., Sr.
                       Sub. Note, 11.875%,

                       5/1/2009                               1,969,000
                       TOTAL                                  9,208,375

                       AUTO/TRUCK-0.3%

     7,325,000    1, 2 J.L. French Automotive
                       Castings, Inc., Sr. Sub.

                       Note, 11.50%, 6/1/2009                 7,270,063

                       AUTOMOBILE-3.0%
     6,850,000         Accuride Corp., Sr. Sub.

                       Note, Series B, 9.25%,

                       2/1/2008                               6,524,625

     4,875,000         Aftermarket Technology
                       Co., Sr. Sub. Note, 12.00%,

                       8/1/2004                               4,972,500

     1,875,000         Aftermarket Technology
                       Co., Sr. Sub. Note, Series

                       D, 12.00%, 8/1/2004                    1,912,500
     9,000,000    1, 2 American Axle &
                       Manufacturing, Inc.,

                       9.75%, 3/1/2009                        8,932,500

    16,975,000         Collins & Aikman Products
                       Co., Sr. Sub. Note, 11.50%,

                       4/15/2006                             16,253,562
     4,900,000    1, 2 HDA Parts System, Inc., Sr.
                       Sub. Note, 12.00%,

                       8/1/2005                               4,728,500
     4,700,000    1, 2 Lear Corp., Sr. Note,
                       8.11%, 5/15/2009                       4,563,230
     6,000,000         Lear Corp., Sub. Note,
                       9.50%, 7/15/2006                       6,180,000

     8,700,000    1, 2 Transportation MFG
                       Operations, Sr. Sub. Note,

                       11.25%, 5/1/2009                       8,700,000
     6,825,000         Oxford Automotive, Inc.,
                       Company Guarantee,

                       10.125%, 6/15/2007                     6,176,625
                       TOTAL                                 68,944,042

                       BANKING-0.6%
    13,900,000         GS Escrow Corp., Sr. Note,

                       7.125%, 8/1/2005                      13,279,226
                       BEVERAGE & TOBACCO-0.5%

     1,000,000         Canandaigua Brands, Inc.,
                       Sr. Sub. Note, 8.50%,

                       3/1/2009                                 945,000
     6,150,000         Dimon, Inc., Sr. Note,
                       8.875%, 6/1/2006                       5,442,750
     4,825,000    1, 2 National Wine & Spirits,
                       Inc., Sr. Note, 10.125%,

                       1/15/2009                              4,849,125
                       TOTAL                                 11,236,875

                       BROADCAST RADIO & TV-6.8% 13,125,000 3 ACME Television
    LLC, Sr.

                       Disc. Note, Series B,

                       0/10.875%, 9/30/2004                  11,615,625
    12,975,000       3 Big City Radio, Inc., Sr.
                       Disc. Note, 0/11.25%,

                       3/15/2005                              8,952,750

     4,375,000         Capstar Broadcasting
                       Partners, Inc., Sr. Sub.

                       Note, 9.25%, 7/1/2007                  4,462,500
     5,200,000         Chancellor Media Corp.,
                       Company Guarantee, 10.50%,

                       1/15/2007                              5,616,000
     8,050,000    1, 2 Chancellor Media Corp.,
                       Company Guarantee, 8.00%,

                       11/1/2008                              7,929,250
       150,000         Chancellor Media Corp.,
                       Company Guarantee, 9.00%,

                       10/1/2008                                153,000


PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-continued
                       BROADCAST RADIO & TV-

                       CONTINUED

 $  16,750,000         Chancellor Media Corp.,
                       Sr. Sub. Note, 8.125%,

                       12/15/2007                      $     16,415,000
     7,500,000         Chancellor Media Corp.,
                       Sr. Sub. Note, 8.75%,

                       6/15/2007                              7,425,000
    10,000,000         Chancellor Media Corp.,
                       Sr. Sub. Note, 9.375%,

                       10/1/2004                             10,150,000
     6,375,000         Cumulus Media, Inc., Sr.
                       Sub. Note, 10.375%,

                       7/1/2008                               6,566,250
    22,625,000       3 Fox/Liberty Networks LLC,
                       Sr. Disc. Note, 0/9.75%,

                       8/15/2007                             17,873,750
     3,400,000         Fox/Liberty Networks LLC,
                       Sr. Note, 8.875%,

                       8/15/2007                              3,451,000
     3,000,000         Lamar Media Corp., Sr. Sub.
                       Note, 8.625%, 9/15/2007                2,970,000
     3,900,000         Lamar Media Corp., Sr. Sub.
                       Note, 9.625%, 12/1/2006                3,978,000
     7,275,000         Orion Network Systems, Sr.
                       Note, 11.25%, 1/15/2007                5,492,625
     6,225,000         Outdoor Systems, Inc., Sr.
                       Sub. Note, 8.875%,

                       6/15/2007                              6,427,312
     5,950,000         Outdoor Systems, Inc., Sr.
                       Sub. Note, 9.375%,

                       10/15/2006                             6,247,500
     5,037,000         SFX Broadcasting, Inc.,
                       Sr. Sub. Note, 10.75%,

                       5/15/2006                              5,616,255
     4,975,000         Sinclair Broadcast Group,
                       Inc., Sr. Sub. Note,

                       10.00%, 9/30/2005                      4,999,875
     9,400,000         Sinclair Broadcast Group,
                       Inc., Sr. Sub. Note, 8.75%,

                       12/15/2007                             8,836,000
     5,975,000         Sinclair Broadcast Group,
                       Inc., Sr. Sub. Note, 9.00%,

                       7/15/2007                              5,691,187
     5,500,000         Young Broadcasting, Inc.,
                       Sr. Sub. Note, 10.125%,

                       2/15/2005                              5,692,500
     2,000,000         Young Broadcasting, Inc.,
                       Sr. Sub. Note, 11.75%,

                       11/15/2004                             2,105,000
                       TOTAL                                158,666,379

                       BUILDING & DEVELOPMENT-
                       1.4%

     2,050,000         American Architectural
                       Products Corp., Sr. Note,

                       11.75%, 12/1/2007                        932,750
     5,850,000         American Builders &
                       Contractors Supply Co.,
                       Inc., Sr. Sub. Note,

                       10.625%, 5/15/2007                     5,294,250
     5,350,000         Building Materials Corp.
                       of America, Sr. Note,

                       8.625%, 12/15/2006                     5,109,250
     9,625,000       3 Falcon Building Products,
                       Inc., Sr. Sub. Disc. Note,

                       0/10.50%, 6/15/2007                    7,026,250
     2,000,000         Falcon Building Products,
                       Inc., Sr. Sub. Note, 9.50%,

                       6/15/2007                              1,950,000
     7,425,000    1, 2 Formica Corp., Sr. Sub.
                       Note, 10.875%, 3/1/2009                6,793,875
     3,300,000    1, 2 Juno Lighting, Inc., Sr.
                       Sub. Note, 11.875%,

                       7/1/2009                               3,052,500
     2,250,000         NCI Building System, Inc.,
                       Sr. Sub. Note, Series B,

                       9.25%, 5/1/2009                        2,092,500
                       TOTAL                                 32,251,375

                       BUSINESS EQUIPMENT &

                       SERVICES-2.3% 6,875,000 1, 2 Avis Rent A Car, Inc., Sr.

                       Sub. Note, 11.00%,

                       5/1/2009                               7,081,250
    10,525,000         Dialog Corp., Sr. Sub.
                       Note, 11.00%, 11/15/2007               9,235,687
     4,850,000       3 Electronic Retailing
                       Systems International,
                       Inc., Sr. Disc. Note,

                       0/13.25%, 2/1/2004                     1,188,250

    10,825,000         Fisher Scientific
                       International, Inc., Sr.

                       Sub. Note, 9.00%, 2/1/2008            10,175,500


PRINCIPAL
AMOUNT

OR UNITS                                                         VALUE

                       CORPORATE BONDS-continued
                       BUSINESS EQUIPMENT &
                       SERVICES-CONTINUED

 $  12,500,000         Fisher Scientific
                       International, Inc., Sr.

                       Sub. Note, 9.00%, 2/1/2008      $     11,750,000
    14,400,000         U.S. Office Products Co.,
                       Sr. Sub. Note, 9.75%,

                       6/15/2008                              7,848,000

     5,166,000         United Stationers Supply
                       Co., Sr. Sub. Note, 12.75%,

                       5/1/2005                               5,598,652
                       TOTAL                                 52,877,339

                       CABLE TELEVISION-10.6% 91,523 3, 4 Australis Media Ltd.,
        Sr.

                       Secured Disc. Note,

                       0/15.75%, 5/15/2003                          915
     5,350,000    3, 4 Australis Media Ltd.,
                       Unit, 0/14.00%, 5/15/2003                 53,500
     3,000,000         CSC Holdings, Inc., Sr.
                       Note, 7.875%, 12/15/2007               2,984,550
     3,850,000         CSC Holdings, Inc., Sr.
                       Sub. Deb., 9.875%,

                       2/15/2013                              4,061,750
    11,500,000         CSC Holdings, Inc., Sr.
                       Sub. Note, 9.25%,

                       11/1/2005                             11,902,500
     4,175,000         CSC Holdings, Inc., Sr.
                       Sub. Note, 9.875%,

                       5/15/2006                              4,331,562

    15,300,000 1, 2, 3 Charter Communications
                       Holdings Capital Corp.,
                       Sr. Disc. Note, 0/9.92%,

                       4/1/2011                               9,141,750
     3,250,000       3 Comcast UK Cable, Sr. Disc.
                       Deb., 0/11.20%, 11/15/2007             2,957,500
    13,275,000       3 Diamond Cable
                       Communications PLC, Sr.
                       Disc. Note, 0/10.75%,

                       2/15/2007                             10,420,875

     7,675,000       3 Diamond Cable
                       Communications PLC, Sr.
                       Disc. Note, 0/11.75%,

                       12/15/2005                             6,965,062

     3,750,000       3 Diamond Cable
                       Communications PLC, Sr.
                       Disc. Note, 0/13.25%,

                       9/30/2004                              4,045,312
     5,500,000       3 Diva Systems Corp., Sr.
                       Disc. Note, 0/12.625%,

                       3/1/2008                               1,732,500
    24,100,000    1, 2 Echostar DBS Corp., Sr.
                       Note, 9.375%, 2/1/2009                23,919,250
    14,525,000       3 International Cabletel,
                       Inc., Sr. Defd. Cpn. Note,

                       0/11.50%, 2/1/2006                    12,709,375
     6,250,000       3 International Cabletel,
                       Inc., Sr. Disc. Note,

                       0/12.75%, 4/15/2005                    6,125,000
     4,350,000         Lenfest Communications,
                       Inc., Sr. Secured Note,

                       8.375%, 11/1/2005                      4,469,625
     2,475,000         Lenfest Communications,
                       Inc., Sr. Sub. Note,

                       10.50%, 6/15/2006                      2,778,187
     5,600,000         Lenfest Communications,
                       Inc., Sr. Sub. Note, 8.25%,

                       2/15/2008                              5,649,000
    16,475,000 1, 2, 3 NTL, Inc., Sr. Defrd. Cpn.
                       Note, 0/12.375%, 10/1/2008            11,120,625
    32,800,000 1, 2, 3 NTL, Inc., Sr. Defrd. Cpn.
                       Note, 0/9.75%, 4/1/2008               21,976,000
     2,000,000    1, 2 NTL, Inc., Sr. Note,
                       11.50%, 10/1/2008                      2,150,000

     6,300,000         Pegasus Communications
                       Corp., Sr. Note, 9.625%,

                       10/15/2005                             6,111,000

     4,000,000    1, 2 Pegasus Communications
                       Corp., Sr. Note, 9.75%,

                       12/1/2006                              3,860,000
     4,500,000         Pegasus Media, Sr. Sub.
                       Note, 12.50%, 7/1/2005                 4,972,500
    10,925,000       3 RCN Corp., Sr. Disc. Note,
                       0/11.125%, 10/15/2007                  7,155,875
       400,000       3 RCN Corp., Sr. Disc. Note,
                       0/11.00%, 7/1/2008                       238,000
     2,375,000       3 RCN Corp., Sr. Disc. Note,
                       0/9.80%, 2/15/2008                     1,413,125
     6,500,000         Rogers Cablesystems Ltd.,
                       Sr. Sub. Gtd. Deb., 11.00%,

                       12/1/2015                              7,345,000
    30,525,000       3 TeleWest PLC, Sr. Disc.
                       Deb., 0/11.00%, 10/1/2007             27,586,969


PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-continued

                       CABLE TELEVISION-CONTINUED

 $   1,825,000    1, 2 TeleWest PLC, Sr. Note,
                       11.25%, 11/1/2008               $      1,980,125
    15,400,000       3 UIH Australia/Pacific, Sr.
                       Disc. Note, 0/14.00%,

                       5/15/2006                             11,858,000

    17,850,000       3 United International
                       Holdings, Inc., Sr. Secd.
                       Disc. Note, 0/10.75%,

                       2/15/2008                             10,977,750

    23,175,000 1, 2, 3 United Pan-Europe
                       Communications NV, Sr.
                       Disc. Note, 0/12.50%,

                       8/1/2009                              13,093,875
                       TOTAL                                246,087,057

                       CHEMICALS & PLASTICS-4.1%
     1,350,000         Buckeye Cellulose Corp.,

                       Sr. Sub. Note, 8.50%,

                       12/15/2005                             1,314,562
     6,025,000         Buckeye Cellulose Corp.,
                       Sr. Sub. Note, 9.25%,

                       9/15/2008                              6,055,125
     2,500,000         Foamex LP, Sr. Sub. Note,
                       13.50%, 8/15/2005                      2,337,500

     1,600,000    1, 2 General Chemical
                       Industrial Products, Inc.,
                       Sr. Sub. Note, 10.625%,

                       5/1/2009                               1,576,000
    11,125,000    1, 2 Huntsman Corp., Sr. Sub.
                       Note, 9.50%, 7/1/2007                 10,290,625
     8,525,000    1, 2 Huntsman ICI Chemicals
                       LLC, Sr. Sub. Note,

                       10.125%, 7/1/2009                      8,418,437
     4,225,000         ISP Holding, Inc., Sr.
                       Note, 9.00%, 10/15/2003                4,129,937
     3,270,000         ISP Holding, Inc., Sr.
                       Note, 9.75%, 2/15/2002                 3,245,475
     1,150,000         Lyondell Chemical Co., Sr.
                       Secd. Note, Series A,

                       9.625%, 5/1/2007                       1,150,000
    18,950,000    1, 2 Lyondell Chemical Co., Sr.
                       Sub. Note, Series B,

                       10.875%, 5/1/2009                     19,139,500
     7,900,000         Polymer Group, Inc., Sr.
                       Sub. Note, 8.75%, 3/1/2008             7,445,750
    18,125,000         Polymer Group, Inc., Sr.
                       Sub. Note, 9.00%, 7/1/2007            17,264,062
     9,625,000       3 Sterling Chemicals
                       Holdings, Inc., Sr.
                       Secured Disc. Note,

                       0/13.50%, 8/15/2008                    1,973,125
     1,725,000    1, 2 Sterling Chemicals, Inc.,
                       Sr. Secured Note, 12.375%,

                       7/15/2006                              1,630,125
       500,000         Sterling Chemicals, Inc.,
                       Sr. Sub. Note, 11.25%,

                       4/1/2007                                 292,500
     6,150,000         Sterling Chemicals, Inc.,
                       Sr. Sub. Note, 11.75%,

                       8/15/2006                              3,720,750

     6,450,000         Texas Petrochemicals
                       Corp., Sr. Sub. Note,

                       11.125%, 7/1/2006                      5,450,250
                       TOTAL                                 95,433,723

                       CLOTHING & TEXTILES-1.0%

     4,575,000         Collins & Aikman
                       Floorcoverings, Inc., Sr.
                       Sub. Note, 10.00%,

                       1/15/2007                              4,369,125
     6,025,000         Dyersburg Corp., Sr. Sub.
                       Note, 9.75%, 9/1/2007                  2,259,375
     7,225,000         GFSI, Inc., Sr. Sub. Note,
                       9.625%, 3/1/2007                       5,093,625
     7,075,000         Glenoit Corp., Sr. Sub.
                       Note, 11.00%, 4/15/2007                4,280,375
     6,750,000         Pillowtex Corp., Sr. Sub.
                       Note, 10.00%, 11/15/2006               4,623,750
     5,700,000         Pillowtex Corp., Sr. Sub.
                       Note, 9.00%, 12/15/2007                3,562,500
                       TOTAL                                 24,188,750

                       CONGLOMERATES-0.4%
    10,700,000         Eagle Picher Industries,

                       Inc., Sr. Sub. Note,

                       9.375%, 3/1/2008                       9,469,500


PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-continued
                       CONSUMER PRODUCTS-4.2%

 $  13,500,000         Albecca, Inc., Company
                       Guarantee, 10.75%,

                       8/15/2008                       $     10,327,500
     3,900,000         American Safety Razor Co.,
                       Sr. Note, 9.875%, 8/1/2005             3,841,500
     6,450,000         Amscan Holdings, Inc., Sr.
                       Sub. Note, 9.875%,

                       12/15/2007                             5,063,250
     9,250,000         Chattem, Inc., Sr. Sub.
                       Note, 8.875%, 4/1/2008                 8,787,500
     1,400,000         Diamond Brands Operating
                       Corp., Sr. Sub. Note,

                       10.125%, 4/15/2008                     1,099,000
     2,375,000       3 Diamond Brands, Inc., Sr.
                       Disc. Deb., 0/12.875%,

                       4/15/2009                                439,375
     2,150,000         NBTY, Inc., Sr. Sub. Note,
                       8.625%, 9/15/2007                      1,806,000

    10,175,000         Playtex Family Products
                       Corp., Sr. Sub. Note,

                       9.00%, 12/15/2003                     10,225,875

     3,500,000         Revlon Consumer Products
                       Corp., Sr. Note, 8.125%,

                       2/1/2006                               3,185,000

    25,825,000         Revlon Consumer Products
                       Corp., Sr. Sub. Note,

                       8.625%, 2/1/2008                      21,176,500
     4,125,000    1, 2 Scotts Co., Sr. Sub. Note,
                       8.625%, 1/15/2009                      3,960,000
     5,050,000       3 Sealy Mattress Co.,
                       Company Guarantee, Sr.
                       Sub. Disc. Note,

                       0/10.875%, 12/15/2007                  3,358,250
     2,400,000         Sealy Mattress Co., Sr.
                       Sub. Note, 9.875%,

                       12/15/2007                             2,316,000
     2,300,000    1, 2 Simmons Co., Sr. Sub. Note,
                       10.25%, 3/15/2009                      2,277,000
     2,475,000    1, 2 Sleepmaster LLC, Sr. Sub.
                       Note, 11.00%, 5/15/2009                2,475,000
     2,958,000    1, 2 The Boyds Collection Ltd.,
                       Sr. Sub. Note, Series B,

                       9.00%, 5/15/2008                       2,898,840
     4,225,000    1, 2 True Temper Sports, Inc.,
                       Sr. Sub. Note, Series B,

                       10.875%, 12/1/2008                     4,034,875
     4,425,000    1, 2 United Industries Corp.,
                       Sr. Sub. Note, 9.875%,

                       4/1/2009                               3,871,875
     7,475,000    1, 2 Volume Services America,
                       Inc., Sr. Sub. Note,

                       11.25%, 3/1/2009                       7,475,000
                       TOTAL                                 98,618,340

                       CONTAINER & GLASS

                       PRODUCTS-0.6%
     5,350,000    1, 2 Russell Stanley Holdings,

                       Inc., Sr. Sub. Note,

                       10.875%, 2/15/2009                     5,002,250
    10,100,000         Tekni-Plex, Inc., Sr. Sub.
                       Note, 9.25%, 3/1/2008                  9,645,500
                       TOTAL                                 14,647,750

                       ECOLOGICAL SERVICES &

                       EQUIPMENT-2.4%

    28,800,000    1, 2 Allied Waste North
                       America, Inc., Company
                       Guarantee, 7.875%,

                       1/1/2009                              25,200,000

    34,200,000         Allied Waste North
                       America, Inc., Sr. Sub.

                       Note, 10.00%, 8/1/2009                31,378,500
                       TOTAL                                 56,578,500

                       ELECTRONICS-1.4%

     3,325,000    1, 2 Fairchild Semiconductor
                       Corp., Sr. Sub. Note,

                       10.375%, 10/1/2007                     3,291,750
     5,550,000    1, 2 SCG Holding Corp. /
                       Semiconductor Components
                       Industries LLC, 12.00%,

                       8/1/2009                               5,716,500

    19,800,000         Telecommunications
                       Techniques Co. LLC, Sr.
                       Sub. Note, 9.75%,

                       5/15/2008                             18,909,000
     4,800,000         Viasystems, Inc., Sr. Sub.
                       Note, 9.75%, 6/1/2007                  4,164,000
                       TOTAL                                 32,081,250


PRINCIPAL
AMOUNT

OR UNITS                                                         VALUE

                       CORPORATE BONDS-continued
                       FARMING & AGRICULTURE-0.1%

 $   2,100,000    1, 2 Royster-Clark, Inc., 1st
                       Mtg. Note, 10.25%,
                       4/1/2009                        $      1,953,000
                       FOOD & DRUG RETAILERS-0.3%

     4,750,000         Community Distributors,
                       Inc., Sr. Note, 10.25%,

                       10/15/2004                             4,108,750

     9,525,000         Jitney-Jungle Stores of
                       America, Inc., Sr. Sub.

                       Note, 10.375%, 9/15/2007               1,905,000
                       TOTAL                                  6,013,750

                       FOOD PRODUCTS-1.9%
    11,675,000    1, 2 Agrilink Foods, Inc.,

                       Company Guarantee,

                       11.875%, 11/1/2008                    10,770,187
     2,950,000         Aurora Foods, Inc., Sr.
                       Sub. Note, 9.875%, Series

                       B, 2/15/2007                           2,986,875
     4,225,000         Aurora Foods, Inc., Sr.
                       Sub. Note, 9.875%, Series

                       D, 2/15/2007                           4,277,812
     6,875,000         Eagle Family Foods, Inc.,
                       Sr. Sub. Note, 8.75%,

                       1/15/2008                              5,190,625
    10,950,000         International Home Foods,
                       Inc., Sr. Sub. Note,

                       10.375%, 11/1/2006                    11,196,375

     9,625,000    1, 2 Triarc Consumer Products
                       Group LLC, Sr. Sub. Note,

                       10.25%, 2/15/2009                      9,240,000
                       TOTAL                                 43,661,874

                       FOOD SERVICES-1.4%

     5,200,000         Advantica Restaurant
                       Group, Sr. Note, 11.25%,

                       1/15/2008                              4,628,000

    19,500,000         AmeriServe Food
                       Distribution, Inc., Sr.
                       Sub. Note, 10.125%,

                       7/15/2007                             13,162,500
     6,100,000    1, 2 Carrols Corp., Sr. Sub.
                       Note, 9.50%, 12/1/2008                 5,215,500
     7,725,000    1, 2 Domino's, Inc., Company
                       Guarantee, 10.375%,

                       1/15/2009                              7,416,000
     4,965,000       3 Nebco Evans Holding Co.,
                       Sr. Disc. Note, 0/12.375%,

                       7/15/2007                              1,861,875
                       TOTAL                                 32,283,875

                       FOREST PRODUCTS-1.2%

     4,250,000         Container Corp. of
                       America, Sr. Note, 11.25%,

                       5/1/2004                               4,409,375

     3,750,000    1, 2 Packaging Corp. of
                       America, Sr. Sub. Note,

                       9.625%, 4/1/2009                       3,796,875
     5,775,000         S. D. Warren Co., Sr. Sub.
                       Note, 12.00%, 12/15/2004               6,121,500
     9,150,000         Stone Container Corp., Sr.
                       Note, 11.50%, 10/1/2004                9,550,313
     2,675,000         Stone Container Corp., Sr.
                       Note, 12.58%, 8/1/2016                 2,875,625
     1,000,000         Stone Container Corp.,
                       Unit, 9.875%, 4/1/2002                 1,012,500
                       TOTAL                                 27,766,188

                       HEALTHCARE-4.0%
     1,175,000         Alliance Imaging, Inc.,

                       Sr. Sub. Note, 9.54%,

                       12/15/2005                             1,192,625
     7,000,000         Alliance Imaging, Inc.,
                       Sr. Sub. Note, 9.625%,

                       12/15/2005                             7,105,000
     9,850,000         CONMED Corp., Sr. Sub.
                       Note, 9.00%, 3/15/2008                 9,111,250
     1,800,000         Columbia/HCA Healthcare
                       Corp., Sr. Note, 6.91%,

                       6/15/2005                              1,613,610
     9,950,000         Dade International, Inc.,
                       Sr. Sub. Note, 11.125%,

                       5/1/2006                              10,348,000


PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-continued

                       HEALTHCARE-CONTINUED

 $   6,175,000         Everest Healthcare
                       Services Corp., Sr. Sub.

                       Note, 9.75%, 5/1/2008           $      5,619,250
     2,750,000         Genesis Health Ventures,
                       Inc., Sr. Sub. Note, 9.25%,

                       10/1/2006                              1,333,750
     1,300,000         Genesis Health Ventures,
                       Inc., Sr. Sub. Note, 9.75%,

                       6/15/2005                                630,500
     4,350,000    1, 2 Genesis Health Ventures,
                       Inc., Sr. Sub. Note,

                       9.875%, 1/15/2009                      2,109,750
     3,450,000    1, 2 Hanger Orthopedic Group,
                       Inc., Sr. Sub. Note,

                       11.25%, 6/15/2009                      3,501,750
     3,275,000         Hudson Respiratory Care,
                       Inc., Sr. Sub. Note,

                       9.125%, 4/15/2008                      2,570,875
    12,325,000         Kinetic Concepts, Inc.,
                       Company Guarantee, 9.625%,

                       11/1/2007                              8,935,625
     2,000,000    1, 2 Tenet Healthcare Corp.,
                       Sr. Note, 7.625%, 6/1/2008             1,835,000
    12,625,000         Tenet Healthcare Corp.,
                       Sr. Note, 8.00%, 1/15/2005            12,088,437
    11,950,000    1, 2 Tenet Healthcare Corp.,
                       Sr. Sub. Note, 8.125%,

                       12/1/2008                             10,964,125
    13,300,000         Tenet Healthcare Corp.,
                       Sr. Sub. Note, 8.625%,

                       1/15/2007                             12,734,750
     2,250,000    1, 2 Unilab Corp., Sr. Sub.
                       Note, 12.75%, 10/1/2009                2,238,750
                       TOTAL                                 93,933,047

                       HOTELS, MOTELS, INNS &

                       CASINOS-2.0%

     4,550,000         Courtyard by Marriott II
                       LP, Sr. Note, 10.75%,

                       2/1/2008                               4,515,875
    14,250,000         Florida Panthers Holdings,
                       Inc., Company Guarantee,

                       9.875%, 4/15/2009                     13,323,750
     1,000,000         HMH Properties, Inc., Sr.
                       Note, Series A, 7.875%,

                       8/1/2005                                 937,500
    19,625,000         HMH Properties, Inc., Sr.
                       Note, Series B, 7.875%,

                       8/1/2008                              17,662,500
     9,750,000         HMH Properties, Inc., Sr.
                       Note, Series C, 8.45%,

                       12/1/2008                              9,030,937
                       TOTAL                                 45,470,562

                       INDUSTRIAL PRODUCTS &

                       EQUIPMENT-4.0%
     8,075,000         Amphenol Corp., Sr. Sub.

                       Note, 9.875%, 5/15/2007                8,115,375
     2,000,000    1, 2 Blount, Inc., Sr. Sub.
                       Note, 13.00%, 8/1/2009                 2,080,000
     6,650,000         Cabot Safety Acquisition
                       Corp., Sr. Sub. Note,

                       12.50%, 7/15/2005                      7,115,500
     6,895,000         Continental Global Group,
                       Inc., Sr. Note, 11.00%,

                       4/1/2007                               4,171,475
     7,850,000         Euramax International PLC,
                       Sr. Sub. Note, 11.25%,

                       10/1/2006                              7,889,250
     1,335,000         Hawk Corp., Sr. Note,
                       10.25%, 12/1/2003                      1,335,000
     5,600,000    1, 2 Hexcel Corporation, Sr.
                       Sub. Note, Series B, 9.75%,

                       1/15/2009                              4,844,000
     6,325,000         ISG Resources, Inc., Sr.
                       Sub. Note, 10.00%,

                       4/15/2008                              6,103,625

     3,350,000         International Utility
                       Structures, Inc., Sr. Sub.

                       Note, 10.75%, 2/1/2008                 3,115,500
     4,000,000         Johnstown America
                       Industries, Inc., Sr. Sub.

                       Note, 11.75%, 8/15/2005                4,100,000
     4,850,000         Johnstown America
                       Industries, Inc., Sr. Sub.

                       Note, 11.75%, 8/15/2005                4,971,250
    11,325,000    1, 2 MMI Products, Inc., Sr.
                       Sub. Note, 11.25%,

                       4/15/2007                             11,523,187
     3,000,000    1, 2 Neenah Corp., Sr. Sub.
                       Note, 11.125%, 5/1/2007                2,790,000


PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-continued
                       INDUSTRIAL PRODUCTS &
                       EQUIPMENT-CONTINUED

 $   7,400,000         Neenah Corp., Sr. Sub.

                       Note, 11.125%, 5/1/2007         $      6,882,000
     5,000,000         Unifrax Investment Corp.,
                       Sr. Note, 10.50%,

                       11/1/2003                              5,037,500
    14,075,000         WESCO Distribution, Inc.,
                       Sr. Sub. Note, 9.125%,

                       6/1/2008                              13,230,500
                       TOTAL                                 93,304,162

                       LEISURE & ENTERTAINMENT-
                       2.6%

    10,502,000       3 AMF Bowling Worldwide,
                       Inc., Sr. Sub. Disc. Note,

                       0/12.25%, 3/15/2006                    6,196,180
     2,450,000         AMF Bowling Worldwide,
                       Inc., Sr. Sub. Note,

                       10.875%, 3/15/2006                     1,788,500

     4,700,000         Loews Cineplex
                       Entertainment Corp., Sr.
                       Sub. Note, 8.875%,

                       8/1/2008                               4,206,500
    18,625,000       3 Premier Parks, Inc., Sr.
                       Disc. Note, 0/10.00%,

                       4/1/2008                              12,059,688
     2,650,000         Premier Parks, Inc., Sr.
                       Note, 9.25%, 4/1/2006                  2,524,125
    16,950,000         Premier Parks, Inc., Sr.
                       Note, 9.75%, 6/15/2007                16,483,875
    23,800,000         Regal Cinemas, Inc., Sr.
                       Sub. Note, 9.50%, 6/1/2008            16,422,000
                       TOTAL                                 59,680,868

                       MACHINERY & EQUIPMENT-3.4% 4,886,000 Alvey Systems, Inc.,
     Sr.

                       Sub. Note, 11.375%,

                       1/31/2003                              5,008,150

     8,375,000         Clark Material Handling
                       Corp., Sr. Note, 10.75%,

                       11/15/2006                             6,741,875
     5,150,000         Columbus McKinnon Corp.,
                       Sr. Sub. Note, 8.50%,

                       4/1/2008                               4,660,750
     8,200,000         Fairchild Corp., Sr. Sub.
                       Note, 10.75%, 4/15/2009                7,011,000
     6,300,000    1, 2 National Equipment
                       Services, Inc., Sr. Sub.

                       Note, 10.00%, 11/30/2004               6,268,500
     9,850,000         National Equipment
                       Services, Inc., Sr. Sub.
                       Note, Series C, 10.00%,

                       11/30/2004                             9,800,750

    10,700,000         NationsRent, Inc., Company
                       Guarantee, 10.375%,

                       12/15/2008                            10,593,000
    13,200,000         United Rentals, Inc.,
                       Company Guarantee, 9.25%,

                       1/15/2009                             12,672,000
    10,850,000    1, 2 United Rentals, Inc.,
                       Company Guarantee, Series

                       B, 9.00%, 4/1/2009                    10,253,250
     6,000,000    1, 2 WEC Co., Sr. Note, 12.00%,
                       7/15/2009                              5,970,000
                       TOTAL                                 78,979,275

                       METALS & MINING-0.8% 8,625,000 1, 2 AEI Holding Co.,
     Inc., Sr.

                       Note, 10.50%, 12/15/2005               7,374,375
    11,475,000    1, 2 AEI Resources, Inc., Sr.
                       Sub. Note, 11.50%,

                       12/15/2006                            10,155,375

     1,450,000         Murrin Murrin Holdings
                       Pty. Ltd., Sr. Secd. Note,

                       9.375%, 8/31/2007                      1,290,500
                       TOTAL                                 18,820,250

                       OIL & GAS-2.9% 5,925,000 Chiles Offshore LLC Sr.

                       Note, 10.00%, 5/1/2008                 5,243,625
     1,975,000    1, 2 Comstock Resources, Inc.,
                       Sr. Note, 11.25%, 5/1/2007             2,039,188
    10,250,000         Continental Resources,
                       Inc., Sr. Sub. Note,

                       10.25%, 8/1/2008                       8,507,500


PRINCIPAL

AMOUNT                                                           VALUE

                       CORPORATE BONDS-continued

                       OIL & GAS-CONTINUED

 $   3,275,000         DI Industries, Inc., Sr.

                       Note, 8.875%, 7/1/2007          $      2,963,875
     9,400,000       4 Forcenergy, Inc., Sr. Sub.
                       Note, 8.50%, 2/15/2007                 8,225,000
     1,375,000       4 Forcenergy, Inc., Sr. Sub.
                       Note, 9.50%, 11/1/2006                 1,203,125
     5,825,000    1, 2 Pogo Producing Co., Sr.
                       Sub. Note, 10.375%,

                       2/15/2009                              6,072,563
     4,700,000         Pride Petroleum Services,
                       Inc., Sr. Note, 9.375%,

                       5/1/2007                               4,747,000

     1,000,000    1, 2 R&B Falcon Corp., Company
                       Guarantee, 9.50%,

                       12/15/2008                               955,000
     7,125,000    1, 2 R&B Falcon Corp., Sr. Note,
                       12.25%, 3/15/2006                      7,588,125
       800,000         R&B Falcon Corp., Sr. Note,
                       6.75%, 4/15/2005                         684,000

     2,500,000         RBF Finance Co., Company
                       Guarantee, 11.00%,

                       3/15/2006                              2,650,000
     5,025,000         RBF Finance Co., Sr.
                       Secured Note, 11.375%,

                       3/15/2009                              5,326,500

     2,225,000         The Houston Exploration
                       Co., Sr. Sub. Note, 8.625%,

                       1/1/2008                               2,147,125
     2,000,000         Triton Energy Corp., Sr.
                       Note, 8.75%, 4/15/2002                 1,970,000
     3,025,000 1, 2, 3 Universal Compression
                       Holdings, Inc., Sr. Disc.

                       Note, 0/11.375%, 2/15/2009             1,739,375
    10,100,000 1, 2, 3 Universal Compression
                       Holdings, Inc., Sr. Disc.

                       Note, 0/9.875%, 2/15/2008              6,161,000
                       TOTAL                                 68,223,001

                       PRINTING & PUBLISHING-1.0%
     6,225,000         Garden State Newspapers,

                       Inc., Sr. Sub. Note, 8.75%,

                       10/1/2009                              5,820,375

     5,050,000         Hollinger International
                       Publishing, Inc., Sr. Sub.

                       Note, 9.25%, 2/1/2006                  5,037,375
     2,900,000         Hollinger International
                       Publishing, Inc., Sr. Sub.

                       Note, 9.25%, 3/15/2007                 2,885,500
       750,000         K-III Communications
                       Corp., Company Guarantee,

                       Sr. Note, 8.50%, 2/1/2006                738,750
     4,800,000         Primedia, Inc., Sr. Note,
                       7.625%, 4/1/2008                       4,512,000
     4,275,000         Ziff-Davis, Inc., Sr. Sub.
                       Note, 8.50%, 5/1/2008                  3,997,125
                       TOTAL                                 22,991,125

                       REAL ESTATE-0.2%
     4,371,000         Trizec Finance Ltd., Sr.

                       Note, 10.875%, 10/15/2005              4,655,115

                       RETAILERS-0.2%
     3,750,000         Leslie's Poolmart, Inc.,

                       Sr. Note, 10.375%,

                       7/15/2004                              3,618,750

                       SERVICES-1.6%
     7,600,000         Coinmach Corp., Sr. Note,

                       11.75%, 11/15/2005                     8,018,000

     8,200,000 1, 2, 3 Crown Castle International
                       Corp., Sr. Disc. Note,

                       0/11.25%, 8/1/2011                     4,715,000

    24,400,000      3  Crown Castle International
                       Corp., Sr. Disc. Note,

                       0/10.375%, 5/15/2011                  13,908,000
     5,150,000         SITEL Corp., Sr. Sub. Note,
                       9.25%, 3/15/2006                       4,506,250
     7,075,000    1, 2 URS Corp., Sr. Sub. Note,
                       Series B, 12.25%, 5/1/2009             7,181,125
                       TOTAL                                 38,328,375


PRINCIPAL
AMOUNT

OR UNITS                                                         VALUE

                       CORPORATE BONDS-continued

                       STEEL-0.9%

 $     750,000         AK Steel Corp., Sr. Note,

                       9.125%, 12/15/2006              $        750,000
     1,200,000    1, 2 California Steel
                       Industries, Inc., Sr.

                       Note, 8.50%, 4/1/2009                  1,128,000
     6,325,000         Metals USA, Inc., Sr. Sub.
                       Note, 8.625%, 2/15/2008                5,787,375
     5,400,000    1, 2 National Steel Corp., 1st
                       Mtg. Bond, 9.875%,

                       3/1/2009                               5,332,500

     6,200,000    1, 2 Republic Technologies
                       International, Inc., Unit,

                       13.75%, 7/15/2009                      5,983,000
     1,000,000         Ryerson Tull, Inc., Sr.
                       Note, 9.125%, 7/15/2006                1,006,500
                       TOTAL                                 19,987,375

                       SURFACE TRANSPORTATION-
                       1.9%

     5,800,000         Allied Holdings, Inc., Sr.

                       Note, 8.625%, 10/1/2007                5,278,000
     6,975,000       4 AmeriTruck Distribution
                       Corp., Sr. Sub. Note,

                       12.25%, 11/15/2005                       383,625
     7,750,000         Gearbulk Holding Ltd., Sr.
                       Note, 11.25%, 12/1/2004                7,846,875
     4,475,000         Railworks Corp., Company
                       Guarantee, 11.50%,

                       4/15/2009                              4,363,125
    12,700,000         Stena AB, Sr. Note, 10.50%,
                       12/15/2005                            12,573,000
     6,450,000         Stena AB, Sr. Note, 8.75%,
                       6/15/2007                              5,837,250
     6,000,000         Stena Line AB, Sr. Note,
                       10.625%, 6/1/2008                      4,230,000
     4,400,000    1, 2 The Holt Group, Inc.,
                       Company Guarantee, 9.75%,

                       1/15/2006                              3,014,000
                       TOTAL                                 43,525,875

                       TELECOMMUNICATIONS &
                       CELLULAR-22.1%

     4,475,000       3 AirGate PCS, Inc., Unit,

                       0/13.50%, 10/1/2009                    2,461,250
    11,425,000    1, 2 American Cellular Corp.,
                       Sr. Note, 10.50%,

                       5/15/2008                             11,882,000
     2,200,000         Arch Communications, Inc.,
                       Sr. Note, Series B, 12.75%,

                       7/1/2007                               1,551,000
     9,925,000       3 Call-Net Enterprises,
                       Inc., Sr. Disc. Note,

                       0/10.80%, 5/15/2009                    5,235,438
    20,125,000       3 Call-Net Enterprises,
                       Inc., Sr. Disc. Note,

                       0/8.94%, 8/15/2008                    11,119,063
    12,375,000       3 Call-Net Enterprises,
                       Inc., Sr. Disc. Note,

                       0/9.27%, 8/15/2007                     7,425,000
     8,975,000    1, 2 Centennial Cellular Corp.,
                       Sr. Sub. Note, 10.75%,

                       12/15/2008                             9,423,750
    12,150,000 1, 2, 3 Dolphin Telecom PLC, Sr.
                       Disc. Note, 0/14.00%,

                       5/15/2009                              4,981,500
     4,975,000       3 E.Spire Communications,
                       Inc., Sr. Disc. Note,

                       0/12.75%, 4/1/2006                     2,611,875
     2,125,000       3 E.Spire Communications,
                       Inc., Sr. Disc. Note,

                       0/13.00%, 11/1/2005                    1,200,625

     9,025,000    1, 2 Hermes Europe Railtel
                       B.V., Sr. Note, 10.375%,

                       1/15/2009                              8,844,500

    14,200,000         Hermes Europe Railtel
                       B.V., Sr. Note, 11.50%,

                       8/15/2007                             14,342,000
     5,225,000       3 ICG Holdings, Inc., Sr.
                       Disc. Note, 0/11.625%,

                       3/15/2007                              3,453,464
    10,350,000       3 ICG Holdings, Inc., Sr.
                       Disc. Note, 0/12.50%,

                       5/1/2006                               7,951,698
     5,475,000       3 ICG Services, Inc., Sr.
                       Exchange Disc. Note,

                       0/9.875%, 5/1/2008                     2,900,984
     9,200,000         IXC Communications, Inc.,
                       Sr. Sub. Note, 9.00%,

                       4/15/2008                              9,119,500
     9,650,000       3 Intermedia Communications,
                       Inc., Sr. Disc. Note,

                       0/11.25%, 7/15/2007                    6,610,250


PRINCIPAL
AMOUNT

OR UNITS                                                         VALUE

                       CORPORATE BONDS-continued

                       TELECOMMUNICATIONS &

                       CELLULAR-CONTINUED

 $  18,300,000       3 Intermedia Communications,
                       Inc., Sr. Disc. Note,
                       0/12.50%, 5/15/2006             $     15,006,000
    12,650,000       3 Intermedia Communications,
                       Inc., Sr. Disc. Note,

                       0/12.25%, 3/1/2009                     6,388,250
     7,300,000         Intermedia Communications,
                       Inc., Sr. Note, 8.60%,

                       6/1/2008                               6,332,750
     4,500,000         Intermedia Communications,
                       Inc., Sr. Note, 8.875%,

                       11/1/2007                              3,971,250
    40,225,000 1, 2, 3 Level 3 Communications,
                       Inc., Sr. Disc. Note,

                       0/10.50%, 12/1/2008                   22,727,125
    33,800,000    1, 2 Level 3 Communications,
                       Inc., Sr. Note, 9.125%,

                       5/1/2008                              30,758,000
    16,025,000       3 McLeod, Inc., Sr. Disc.
                       Note, 0/10.50%, 3/1/2007              12,900,125
     4,725,000    1, 2 McLeod, Inc., Sr. Note,
                       8.125%, 2/15/2009                      4,394,250
     3,000,000         McLeod, Inc., Sr. Note,
                       8.375%, 3/15/2008                      2,820,000
     4,725,000         McLeod, Inc., Sr. Note,
                       9.25%, 7/15/2007                       4,713,188
     5,200,000         McLeod, Inc., Sr. Note,
                       9.50%, 11/1/2008                       5,226,000

     6,650,000         MetroNet Communications
                       Corp., Sr. Note, 12.00%,

                       8/15/2007                              7,780,500

     7,875,000       3 MetroNet Communications
                       Corp., Sr. Disc. Note,

                       0/9.95%, 6/15/2008                     6,162,188

     5,100,000    1, 2 MetroNet Communications
                       Corp., Sr. Note, 10.625%,

                       11/1/2008                              5,845,875

    19,275,000       3 Millicom International
                       Cellular S. A., Sr. Disc.

                       Note, 0/13.50%, 6/1/2006              13,685,250
    17,875,000       3 NEXTEL Communications,
                       Inc., Sr. Disc. Note,

                       0/10.65%, 9/15/2007                   13,316,875
    39,325,000       3 NEXTEL Communications,
                       Inc., Sr. Disc. Note,

                       0/9.95%, 2/15/2008                    27,625,813
    25,350,000       3 NEXTLINK Communications,
                       Inc., Sr. Disc. Note,

                       0/12.25%, 6/1/2009                    14,703,000
     6,325,000       3 NEXTLINK Communications,
                       Inc., Sr. Disc. Note,

                       0/9.45%, 4/15/2008                     3,731,750
    10,275,000         NEXTLINK Communications,
                       Inc., Sr. Note, 10.75%,

                       6/1/2009                              10,403,438
     8,650,000         NEXTLINK Communications,
                       Inc., Sr. Note, 9.00%,

                       3/15/2008                              8,066,125
     6,750,000       3 Nextel International,
                       Inc., Sr. Disc. Note,

                       0/12.125%, 4/15/2008                   3,504,060
     6,700,000 1, 2, 3 Nextel Partners, Inc., Sr.
                       Disc. Note, 0/14.00%,

                       2/1/2009                               4,020,000
     9,700,000         Orange PLC, Sr. Note,
                       8.00%, 8/1/2008                        9,409,000
    11,450,000         Paging Network, Inc., Sr.
                       Sub. Note, 10.00%,

                       10/15/2008                             3,091,500
     5,225,000         Paging Network, Inc., Sr.
                       Sub. Note, 10.125%,

                       8/1/2007                               1,463,000
     8,400,000         Pathnet, Inc., Unit,
                       12.25%, 4/15/2008                      4,914,000
    12,025,000         PsiNet, Inc., Sr. Note,
                       10.00%, 2/15/2005                     11,604,125
     6,475,000    1, 2 PsiNet, Inc., Sr. Note,
                       11.00%, 8/1/2009                       6,410,250
     6,200,000         PsiNet, Inc., Sr. Note,
                       11.50%, 11/1/2008                      6,324,000

     7,525,000       3 Qwest Communications
                       International, Inc., Sr.
                       Disc. Note, 0/8.29%,

                       2/1/2008                               5,559,094

     8,600,000       3 Qwest Communications
                       International, Inc., Sr.
                       Disc. Note, 0/9.47%,

                       10/15/2007                             6,708,000

     5,000,000         Qwest Communications
                       International, Inc., Sr.

                       Note, 10.875%, 4/1/2007                5,612,500
    11,050,000         Rogers Cantel Mobile,
                       Inc., Sr. Sub. Note, 8.80%,

                       10/1/2007                             11,298,625


PRINCIPAL

AMOUNT, UNITS OR SHARES                                          VALUE

                       CORPORATE BONDS-continued

                       TELECOMMUNICATIONS &

                       CELLULAR-CONTINUED

 $   2,000,000    1, 2 Tele1 Europe B.V., Sr.
                       Note, 13.00%, 5/15/2009         $      1,970,000
     7,625,000 1, 2, 3 Telesystem International
                       Wireless, Inc., Sr. Disc.

                       Note, 0/10.50%, 11/1/2007              3,164,375
    15,050,000       3 Telesystem International
                       Wireless, Inc., Sr. Disc.

                       Note, 0/13.25%, 6/30/2007              7,299,250
    13,775,000       3 Teligent, Inc., Sr. Disc.
                       Note, 0/11.50%, 3/1/2008               7,369,625
    10,625,000         Teligent, Inc., Sr. Note,
                       11.50%, 12/1/2007                      9,828,125
     5,800,000 1, 2, 3 Tritel PCS, Inc., Sr. Sub.
                       Disc. Note, 0/12.75%,

                       5/15/2009                              3,364,000
    18,450,000       3 Triton PCS, Inc., Sr. Disc.
                       Note, 0/11.00%, 5/1/2008              12,499,875
     5,625,000         US Xchange LLC, Sr. Note,
                       15.00%, 7/1/2008                       5,582,813
     7,550,000         USA Mobile Communications,
                       Inc., Sr. Note, 9.50%,

                       2/1/2004                               5,813,500
     4,600,000    1, 2 Verio, Inc., Sr. Note,
                       11.25%, 12/1/2008                      4,738,000
     4,050,000    1, 2 Viatel, Inc., Sr. Note,
                       11.50%, 3/15/2009                      3,948,750
     8,575,000       3 Viatel, Inc., Unit, Sr.
                       Disc. Note, 0/12.50%,

                       4/15/2008                              5,016,375
     7,775,000         Viatel, Inc., Unit, Sr.
                       Note, 11.25%, 4/15/2008                7,502,875
     2,150,000         Williams Communications
                       Group, Inc., Sr. Note,

                       10.70%, 10/1/2007                      2,150,000

     7,600,000         Williams Communications
                       Group, Inc., Sr. Note,

                       10.875%, 10/1/2009                     7,542,924
     9,375,000       3 WinStar Communications,
                       Inc., Sr. Sub. Defd. Deb.,

                       0/11.00%, 3/15/2008                    8,296,875
                       TOTAL                                513,677,165

                       UTILITIES-0.7%
     3,500,000         CMS Energy Corp., Sr. Note,

                       7.50%, 1/15/2009                       3,223,325

     3,500,000    1, 2 Caithness Coso Funding
                       Corp., Sr. Secd. Note,

                       9.05%, 12/15/2009                      3,447,500

     7,975,000         El Paso Electric Co., 1st

                       Mtg. Note, 9.40%, 5/1/2011             8,766,838
     2,100,000       3 Niagara Mohawk Power
                       Corp., Sr. Disc. Note,
                       Series H, 0/8.50%,

                       7/1/2010                               1,568,049
                       TOTAL                                 17,005,712

                       TOTAL CORPORATE BONDS
                       (IDENTIFIED COST

                       $2,369,883,839)                    2,164,717,888
                       COMMON STOCKS-0.3% 4
         7,500         Affiliated Newspaper

                       Investments, Inc.                        937,500
         3,184    1, 2 Australis Holdings
                       Property Ltd., Warrants                        0
         2,400    1, 2 Bar Technologies, Inc.,
                       Warrants                                  48,000
           136    1, 2 CS Wireless Systems, Inc.                     19
        16,500         Diva Systems Corp.,

                       Warrants                                 132,000
         4,850    1, 2 Electronic Retailing
                       Systems International,

                       Inc., Warrants                            24,250
         3,750    1, 2 IHF Capital, Inc.,
                       Warrants                                   1,875
           353       1 MAFCO Acquisition,
                       Warrants                                       0


UNITS OR SHARES                                                  VALUE

                       COMMON STOCKS-continued

         6,650    1, 2 MetroNet Communications

                       Corp., Warrants                 $        532,000
         1,750    1, 2 Motels of America, Inc.                      438
         8,400    1, 2 Pathnet, Inc., Warrants                   85,050
         9,025         Pegasus Communications
                       Corp.                                    407,253
         5,775         Pegasus Communications
                       Corp., Warrants                          436,013
         4,425    1, 2 R&B Falcon Corp., Warrants               111,731
       237,797         Royal Oak Mines, Inc.                          0
         6,325         Sterling Chemicals
                       Holdings, Inc., Warrants                  75,900
            46    1, 2 Sullivan Graphics, Inc.                        0
         2,000    1, 2 Tele1 Europe B.V.,

                       Warrants                                 130,000
        14,150         UIH Australia/Pacific,
                       Warrants                                 353,750
        94,523         Weatherford International,
                       Inc.                                   3,024,735
        14,400         Wireless One, Inc.,
                       Warrants                                       0

                       TOTAL COMMON STOCKS
                       (IDENTIFIED COST

                       $4,558,256)                            6,300,514
                       PREFERRED STOCKS-3.8%

                       BANKING-0.1%

       120,000         California Federal
                       Preferred Capital Corp.,
                       REIT Perpetual Pfd. Stock,

                       Series A, $2.28                        2,820,000
                       BROADCAST RADIO & TV-1.3%

         5,350         Benedek Communications
                       Corp., Sr. Exchangeable

                       PIK                                    4,092,750

        15,296         Capstar Broadcasting
                       Corp., Cumulative
                       Exchangeable Pfd. Stock,

                       Series E                               1,843,168
        47,867         Capstar Broadcasting
                       Partners, Inc., Sr. Pfd.,

                       $12.00                                 5,516,672
         6,154         Cumulus Media, Inc.,
                       Cumulative Sr. Red. Pfd.

                       Stk., Series A, $3.44                  6,615,821
       119,150         Sinclair Capital, Inc.,
                       Cumulative Pfd., $11.63               11,974,575
                       TOTAL                                 30,042,986
                       CABLE TELEVISION-0.4%

         9,840         Pegasus Communications
                       Corp., Cumulative PIK

                       Pfd., Series A, 12.75%                 9,839,732
                       FOOD SERVICES-0.1%

        53,181         Nebco Evans Holding Co.,

                       Exchangeable Pfd. Stock                1,941,107
                       FOREST PRODUCTS-0.1%

        18,250    1, 2 Packaging Corp. of
                       America, Sr. Exchangeable

                       PIK                                    1,975,562
                       HEALTHCARE-0.1%

        19,280    1, 2 River Holding Corp., Sr.

                       Exchangeable PIK                       1,315,089


PRINCIPAL

AMOUNT, UNITS OR SHARES                                          VALUE

                       PREFERRED STOCKS-continued

                       INDUSTRIAL PRODUCTS &

                       EQUIPMENT-0.2%

         3,575         Fairfield Manufacturing
                       Co., Inc., Cumulative

                       Exchangeable Pfd. Stock         $      3,700,125
            94    1, 2 International Utility
                       Structures, Inc., Unit                    85,775
           475    1, 2 International Utility
                       Structures, Inc., Unit,

                       $13.00                                   441,750
                       TOTAL                                  4,227,650

                       OIL & GAS-0.2%
         5,768         R&B Falcon Corp., PIK Pfd.,

                       13.875%                                5,509,242
                       PRINTING & PUBLISHING-0.9%

        13,675         Primedia, Inc., Cumulative

                       Pfd., Series D, $10.00                 1,360,663
       128,025         Primedia, Inc.,
                       Exchangeable Pfd. Stock,

                       Series G, $2.16                       11,714,288
        72,500         Primedia, Inc., Pfd.,
                       $9.20                                  6,923,750
                       TOTAL                                 19,998,701

                       TELECOMMUNICATIONS &
                       CELLULAR-0.5%

         2,550         IXC Communications, Inc.,
                       Cumulative Jr.

                       Exchangeable Pfd. Stock                2,715,750
         4,216         NEXTEL Communications,
                       Inc., Cumulative PIK Pfd.,

                       Series D, 13.00%                       4,468,960
         3,744         NEXTEL Communications,
                       Inc., Exchangeable Pfd.

                       Stock, Series E                        3,612,960
                       TOTAL                                 10,797,670

                       TOTAL PREFERRED STOCKS
                       (IDENTIFIED COST

                       $93,193,203)                          88,467,739
                       REPURCHASE AGREEMENT-1.0% 5
  $ 23,580,000         ABN AMRO, Inc., 5.45%,
                       dated 9/30/1999, due
                       10/1/1999 (AT AMORTIZED

                       COST)                                 23,580,000

                       TOTAL INVESTMENTS
                       (IDENTIFIED COST

                       $2,491,215,298) 6                $ 2,283,066,141


1 Denotes a restricted security which is subject to restrictions on resale under federal securities law. At September 30, 1999, these securities amounted to $574,487,984 which represents 24.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $574,487,984.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

4 Non-income producing security.

5 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

6 The cost of investments for federal tax purposes amounts to $2,491,215,298. The net unrealized depreciation of investments on a federal tax basis amounts to $208,149,157 which is comprised of $22,369,125 appreciation and $230,518,282 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($2,327,480,652) at September 30, 1999.

The following acronyms are used throughout this portfolio:

GTD -Guaranteed
LLC -Limited Liability Corporation
LP -Limited Partnership
PIK -Payment in Kind
PLC -Public Limited Company
REIT -Real Estate Investment Trust


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$2,491,215,298)                                  $ 2,283,066,141
Cash                                                       3,909
Income receivable                                     50,029,053
Receivable for investments
sold                                                   4,123,777
Receivable for shares sold                             3,426,925
TOTAL ASSETS                                       2,340,649,805
LIABILITIES:

Payable for investments

purchased                       $ 10,006,841
Payable for shares
redeemed                           2,031,068
Accrued expenses                   1,131,244
TOTAL LIABILITIES                                     13,169,153
Net assets for 221,785,102
shares outstanding                               $ 2,327,480,652
NET ASSETS CONSIST OF:

Paid in capital                                  $ 2,554,420,030
Net unrealized
depreciation of
investments                                         (208,149,157)
Accumulated net realized
loss on investments                                  (21,250,502)
Undistributed net
investment income                                      2,460,281
TOTAL NET ASSETS                                 $ 2,327,480,652
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($836,662,057 / 79,695,969
shares outstanding)                                       $10.50
Offering Price Per Share
(100/95.50 of $10.50) 1                                   $10.99
Redemption Proceeds Per
Share                                                     $10.50
CLASS B SHARES:
Net Asset Value Per Share
($1,237,901,209 /
117,984,782 shares
outstanding)                                              $10.49
Offering Price Per Share                                  $10.49
Redemption Proceeds Per
Share (94.50/100 of
$10.49) 1                                                  $9.91
CLASS C SHARES:
Net Asset Value Per Share
($252,917,386 / 24,104,351
shares outstanding)                                       $10.49
Offering Price Per Share                                  $10.49
Redemption Proceeds Per
Share (99.00/100 of
$10.49) 1                                                 $10.39


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends                                       $    4,683,534
Interest                                           115,560,062
TOTAL INCOME                                       120,243,596
EXPENSES:

Investment advisory fee        $  8,860,782
Administrative personnel
and services fee                    890,804
Custodian fees                       67,203
Transfer and dividend
disbursing agent fees and
expenses                            890,006
Directors'/Trustees' fees             9,184
Auditing fees                         9,853
Legal fees                           61,053
Portfolio accounting fees           119,810
Distribution services fee-
Class B Shares                    4,731,358
Distribution services fee-
Class C Shares                      941,903
Shareholder services fee-
Class A Shares                    1,062,507
Shareholder services fee-
Class B Shares                    1,577,119
Shareholder services fee-
Class C Shares                      313,968
Share registration costs            114,897
Printing and postage                223,264
Insurance premiums                    2,898
Taxes                                84,444
Miscellaneous                         7,633
TOTAL EXPENSES                   19,968,686
Net investment income                              100,274,910
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                             44,431
Net change in unrealized
depreciation of
investments                                       (175,070,898)
Net realized and
unrealized gain (loss) on
investments                                       (175,026,467)
Change in net assets
resulting from operations                       $  (74,751,557)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                      SIX MONTHS

                                           ENDED                  YEAR
                                     (unaudited)                 ENDED

                                   SEPTEMBER 30,             MARCH 31,
                                            1999                  1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   100,274,910       $   169,463,587
Net realized gain (loss) on
investments ($44,431 and
$3,084,749, respectively,
as computed for federal tax

purposes)                                 44,431            (3,007,024)
Net change in unrealized
depreciation of
investments                         (175,070,898)         (126,848,907)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (74,751,557)           39,607,656
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                       (38,001,146)          (66,152,957)
Class B Shares                       (51,595,735)          (85,852,247)
Class C Shares                       (10,257,796)          (16,122,978)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (99,854,677)         (168,128,182)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               519,903,928           976,452,940
Net asset value of shares
issued to shareholders in
payment of
distributions declared                51,999,951            86,755,128
Cost of shares redeemed             (370,320,972)         (553,081,850)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         201,582,907           510,126,218
Change in net assets                  26,976,673           381,605,692
NET ASSETS:

Beginning of period                2,300,503,979         1,918,898,287
End of period (including
undistributed net
investment income of
$2,460,281 and $2,040,048,

respectively)                    $ 2,327,480,652       $ 2,300,503,979


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                 SIX MONTHS

                                      ENDED

                                (unaudited)

                              SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                       1999          1999        1998        1997              1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                            $11.30        $12.10      $11.31      $11.08            $10.54      $10.99
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                  0.49          1.01        1.00        1.04              1.00        1.01
Net realized and
unrealized gain (loss) on
investments                           (0.80)        (0.81)       0.79        0.22              0.55       (0.43)
TOTAL FROM

INVESTMENT OPERATIONS                 (0.31)         0.20        1.79        1.26              1.55        0.58
LESS DISTRIBUTIONS:
Distributions from net
investment income                     (0.49)        (1.00)      (1.00)      (1.03)            (1.00)      (1.03)
Distributions in excess of
net investment income 1                   -             -           -           -             (0.01)          -
TOTAL DISTRIBUTIONS                   (0.49)        (1.00)      (1.00)      (1.03)            (1.01)      (1.03)
NET ASSET VALUE, END

OF PERIOD                            $10.50        $11.30      $12.10      $11.31            $11.08      $10.54
TOTAL RETURN 2                        (2.83%)        1.94%      16.48%      11.88%            15.24%       5.74%

RATIOS TO AVERAGE
NET ASSETS:

Expenses 3                             1.21% 4       1.19%       1.22%       1.24%             1.28%       1.26%
Net investment income 3                8.94% 4       8.79%       8.45%       9.16%             9.01%       9.59%
Expenses (after waivers)               1.21% 4       1.19%       1.21%       1.21%             1.22%       1.21%
Net investment income
(after waivers)                        8.94% 4       8.79%       8.46%       9.19%             9.07%       9.64%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $836,662      $829,982    $748,294    $599,736          $530,203    $448,040
Portfolio turnover                       11%           28%         58%         55%               53%         52%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                 SIX MONTHS

                                      ENDED

                                (unaudited)

                              SEPTEMBER 30,                      YEAR ENDED MARCH 31,

                                       1999            1999         1998         1997         1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                            $11.29          $12.09       $11.31       $11.08       $10.54      $10.57
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                  0.45            0.92         0.91         0.96         0.95        0.51
Net realized and
unrealized gain (loss) on
investments                           (0.80)          (0.80)        0.78         0.21         0.51       (0.07)
TOTAL FROM

INVESTMENT OPERATIONS                 (0.35)           0.12         1.69         1.17         1.46        0.44
LESS DISTRIBUTIONS:
Distributions from net
investment income                     (0.45)          (0.92)       (0.91)       (0.94)       (0.91)      (0.47)
Distributions in excess of
net investment income 2                   -               -            -            -        (0.01)          -
TOTAL DISTRIBUTIONS                   (0.45)          (0.92)       (0.91)       (0.94)       (0.92)      (0.47)
NET ASSET VALUE, END OF

PERIOD                               $10.49          $11.29       $12.09       $11.31       $11.08      $10.54
TOTAL RETURN 3                        (3.20%)          1.18%       15.52%       10.99%       14.31%       4.47%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                             1.96% 5         1.94%        1.97%        1.99%        2.04%       2.07% 5
Net investment income 4                8.19% 5         8.05%        7.76%        8.39%        8.28%       9.42% 5
Expenses (after waivers)               1.96% 5         1.94%        1.97%        1.99%        2.03%       2.02% 5
Net investment income
(after waivers)                        8.19% 5         8.05%        7.76%        8.39%        8.29%       9.47% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $1,237,901      $1,239,882     $980,125     $513,169     $238,055     $33,295
Portfolio turnover                       11%             28%          58%          55%          53%         52%


1 Reflects operations for the period from September 27, 1994 (date of initial public investment) to March 31, 1995.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                 SIX MONTHS

                                      ENDED

                                (unaudited)

                              SEPTEMBER 30,                       YEAR ENDED MARCH 31,

                                       1999          1999         1998         1997        1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                            $11.30        $12.09       $11.31       $11.08      $10.54      $10.99

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                  0.45          0.92         0.91         0.95        0.92        0.94
Net realized and
unrealized gain (loss) on
investments                           (0.81)        (0.79)        0.78         0.22        0.54       (0.44)
TOTAL FROM

INVESTMENT OPERATIONS                 (0.36)         0.13         1.69         1.17        1.46        0.50
LESS DISTRIBUTIONS:
Distributions from net
investment income                     (0.45)        (0.92)       (0.91)       (0.94)      (0.91)      (0.95)
Distributions in excess of
net investment income 1                   -             -            -            -       (0.01)          -
TOTAL DISTRIBUTIONS                   (0.45)        (0.92)       (0.91)       (0.94)      (0.92)      (0.95)
NET ASSET VALUE, END OF

PERIOD                               $10.49        $11.30       $12.09       $11.31      $11.08      $10.54
TOTAL RETURN 2                        (3.28%)        1.26%       15.51%       11.00%      14.35%       4.91%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                             1.96% 4       1.94%        1.97%        1.99%       2.03%       2.03%
Net investment income 3                8.19% 4       8.05%        7.74%        8.38%       8.27%       8.85%
Expenses (after waivers)               1.96% 4       1.94%        1.97%        1.99%       2.00%       1.98%
Net investment income
(after waivers)                        8.19% 4       8.05%        7.74%        8.38%       8.30%       8.90%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $252,917      $230,640     $190,480     $105,095     $57,422     $32,376
Portfolio turnover                       11%           28%          58%          55%         53%         52%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999 (UNAUDITED)

ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At March 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $11,376,256, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in the year 2000.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each illiquid restricted security held at September 30, 1999 is as follows:



SECURITY                      Acquisition Date   Acquisition Cost
MAFCO Acquisition, Warrants   7/1/1991                    $80,625


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.01 per share) authorized were as follows:



                 NUMBER OF PAR VALUE
CLASS NAME       CAPITAL STOCK AUTHORIZED

Class A Shares    4,000,000,000
Class B Shares    2,000,000,000
Class C Shares    4,000,000,000
TOTAL            10,000,000,000


Transactions in capital stock were as follows:



                                     SIX MONTHS ENDED                         YEAR ENDED
                                    SEPTEMBER 30, 1999                      MARCH 31, 1999

CLASS A:                        SHARES              AMOUNT            SHARES              AMOUNT
Shares sold                    20,065,106       $  219,323,746       29,051,474     $    329,949,439
Shares issued to
shareholders in payment of
distributions declared          1,927,237           21,174,064        3,159,810           35,962,978
Shares redeemed               (15,746,446)        (171,114,007)     (20,610,388)        (235,722,033)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS              6,245,897       $   69,383,803       11,600,896     $    130,190,384


                                      SIX MONTHS ENDED                         YEAR ENDED
                                     SEPTEMBER 30, 1999                      MARCH 31, 1999

CLASS B:                        SHARES              AMOUNT            SHARES              AMOUNT
Shares sold                    20,631,170       $  227,321,472       47,477,727     $    540,422,390
Shares issued to
shareholders in payment of
distributions declared          2,248,749           24,698,011        3,615,144           41,080,058
Shares redeemed               (14,680,102)        (160,910,364)     (22,356,479)        (254,626,564)
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS              8,199,817       $   91,109,119       28,736,392     $    326,875,884


                                       SIX MONTHS ENDED                       YEAR ENDED
                                      SEPTEMBER 30, 1999                     MARCH 31, 1999

CLASS C:                         SHARES              AMOUNT            SHARES              AMOUNT
Shares sold                     6,627,918       $   73,258,710        9,326,161      $   106,081,111
Shares issued to
shareholders in payment of
distributions declared            564,257            6,127,876          853,417            9,712,092
Shares redeemed                (3,504,352)         (38,296,601)      (5,511,870)         (62,733,253)
NET CHANGE RESULTING FROM
CLASS C

SHARE TRANSACTIONS              3,687,823       $   41,089,985        4,667,708      $    53,059,950
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             18,133,537       $  201,582,907       45,004,996      $   510,126,218


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class B Shares     0.75%
Class C Shares     0.75%


SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 1999, were as follows:



Purchases   $395,676,805
Sales       $263,065,057


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. THOMAS MADDEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

MARK E. DURBIANO

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 1999 Federated High Income Bond Fund, Inc.

Established 1977

23RD SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated High Income Bond Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314195108

Cusip 314195207

Cusip 314195306

8110103 (11/99)

 [Graphic]